Lisa Proch Talcott Resolution LIfe Ins. Co.* 1 Griffin Road North Windsor, CT 06095-1512 Tel. 1-860-791-0286 lisa.proch@talcottresolution.com * As administrator for the Registrants
April 15, 2021

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-8629
Attn: Division of Investment Management

Re:     Union Security Life Insurance Company of New York (“Registrant”)
Registration Statement on Form S-1 Masters

Ladies and Gentlemen:
Pursuant to the Securities Act of 1933, we are electronically filing via EDGAR an amendment to the Registration Statement on Form S-1 for the above-referenced contract.
We respectfully request that the Commission staff afford this amendment selective review in accordance with the Securities Act Release No. 6510 (February 15, 1984).  We represent that the materiality of the changes from the currently-effective registration statement is consistent with the materiality of changes that would otherwise qualify for filing under paragraph (b) of Rule 485 under the Securities Act of 1933 if Form S-1 registration statements were eligible for filing under Rule 485.
If you have any questions, please feel free to contact me at 860-791-0286.

Very truly yours,

/s/ Lisa Proch
Lisa Proch
General Counsel

Enclosure